Stock-Based Compensation	6 Months Ended
Oct. 13, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9 – Stock-Based Compensation
Legacy Pinstripes’s 2008 Equity Incentive Plan (the “Plan”) provided for the issuance of 2,900,000 shares of Legacy Pinstripes Common Stock in the form of an option award or restricted stock award to eligible employees and directors. On October 19, 2023, the Board of Directors of Legacy Pinstripes approved a new equity incentive plan, the 2023 Stock Option Plan (the “2023 Plan”), which provided for the issuance of 1,500,000 shares of Legacy Pinstripes Common Stock in the form of options awards to eligible employees and directors. On December 29, 2023, in connection with the closing of the Business Combination, the Board of Directors of the Company approved a 2023 Omnibus Equity Incentive Plan (the “2023 Omnibus Plan”), which provides for the issuances of up to 12,900,000 shares of Class A Common Stock in the form of option awards, stock appreciation rights, restricted stock awards (“RSAs”), restricted stock unit awards (“RSUs”) and performance awards to eligible employees and directors. The number of shares of Class A Common Stock available for issuance under the 2023 Omnibus Plan will be subject to an annual increase on the first day of each fiscal year of the Company beginning April 29, 2024, equal to the lesser of (i) 15% of the aggregate number of shares outstanding on the final day of the immediately preceding fiscal year on a fully diluted basis (inclusive of all outstanding awards granted pursuant to the 2023 Omnibus Plan as of such last day and, if applicable, all outstanding purchase rights pursuant to an employee stock purchase plan maintained by the Company as of such last day) and (ii) any such smaller number of shares as is determined by the Board. Option awards vest 20% at the end of each year over 5 years and expire 10 years from the date of grant, or generally within 90 days of employee termination. RSAs vest one third at the end of each year over three years and expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no stock appreciation rights or performance awards outstanding as of October 13, 2024 and April 28, 2024.
Stock Options
We recorded compensation expense related to stock options of $275 and $592 for the twelve and twenty-four weeks ended October 13, 2024, respectively, and $220 and $361 for the twelve and twenty-four weeks ended October 15, 2023, respectively.
A summary of equity classified option activity for the twenty-four weeks ended October 13, 2024 is as follows:

	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 28, 2024	4,691,701	$6.76	6.43	$—
Granted	52,424	2.97
Exercised	—	—		$—
Cancelled or expired	(447,001)	6.10
Outstanding at October 13, 2024	4,297,124	$6.79	5.94	$—
Exercisable at October 13, 2024	2,579,939	$4.90	4.36
The unrecognized expense related to our stock option plan totaled approximately $5,042 as of October 13, 2024 and will be expensed over a weighted average period 1.85 years.
Restricted Stock Awards
We recorded compensation expense related to RSAs of $72 and $129 for the twelve and twenty-four weeks ended October 13, 2024, respectively. We did not grant RSAs prior to fiscal 2025.
A summary of equity classified RSA activity for the twenty-four weeks ended October 13, 2024 is as follows:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at April 28, 2024	—	—
Granted	394,512	2.66
Forfeited	(18,000)	2.52
Vested	—	—
Unvested at October 13, 2024	376,512	2.66
The unrecognized expense related to our Restricted Stock Awards totaled approximately $864 as of October 13, 2024 and will be expensed over a weighted average period 1.65 years.
Restricted Stock Unit Awards
On January 19, 2024, non-employee directors received a restricted stock unit award, with the number of shares issued to the director determined by dividing $125,000 by the average of the high and low price of Pinstripes’ common stock on the grant date. The awards vest one year from the grant date. We recorded compensation expense related to RSUs of $172 and $344 for the twelve and twenty-four weeks ended October 13, 2024, respectively. We did not grant RSUs prior to the fourth quarter of fiscal 2024. As of October 13, 2024, 172,806 RSUs were outstanding with a weighted average grant date fair value of $4.34 per share. None were vested as of October 13, 2024.
The unrecognized expense related to our RSUs totaled approximately $199 as of October 13, 2024 and will be expensed over a weighted average period 0.27 years.
Stock-Based Compensation
Legacy Pinstripes’ 2008 Equity Incentive Plan (the “Plan”) provided for the issuance of 2,900,000 shares of Legacy Pinstripes Common Stock in the form of an option award or restricted stock award to eligible employees and directors. On October 19, 2023, the Board of Directors of Legacy Pinstripes approved a new equity incentive plan, the 2023 Stock Option Plan (the “2023 Plan”), which provided for the issuance of 1,500,000 shares of Legacy Pinstripes Common Stock in the form of options awards to eligible employees and directors. On December 29, 2023, in connection with the closing of the Business Combination, the Board of Directors of the Company approved a 2023 Omnibus Equity Incentive Plan (the “2023 Omnibus Plan”), which provides for the issuances of up to 12,900,000 shares of Class A Common Stock in the form of option awards, stock appreciation rights, restricted stock awards, restricted stock unit awards (“RSUs”) and performance awards to eligible employees and directors. The number of shares of Class A Common Stock available for issuance under the 2023 Omnibus Plan will be subject to an annual increase on the first day of each fiscal year of the Company beginning April 29, 2024, equal to the lesser of (i) 15% of the aggregate number of shares outstanding on the final day of the immediately preceding fiscal year on a fully diluted basis (inclusive of all outstanding awards granted pursuant to the 2023 Omnibus Plan as of such last day and, if applicable, all outstanding purchase rights pursuant to an employee stock purchase plan maintained by the Company as of such last day) and (ii) any such smaller number of shares as is determined by the Board. Option awards vest 20% at the end of each year over five years and expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no restricted stock awards, stock appreciation rights or performance awards outstanding as of April 28, 2024.
Stock Options
We recorded compensation expense related to stock options of $971 for fiscal year 2024 and $296 for fiscal year 2023. We use the Black-Scholes option-pricing model to measure the fair value of stock options granted to employees. Subsequent to the Reverse Recapitalization (see Note 3), granted options have exercise prices equal to the market price of the Company’s common stock on the grant date. The principal assumptions used in valuing options include: (1) risk-free interest rate - an estimate based on the yield of United States zero coupon securities with a maturity equal to the expected life of the option; (2) expected volatility - an estimate based on the historical volatility of the Company and Peer Group’s common stock for a period equal to the expected life of the option; and (3) expected option life - an estimate based on historical experience.
The assumptions used in the valuation of stock options granted during fiscal years 2024 and 2023 were as follows:

	April 28, 2024	April 30, 2023
Estimated volatility	70.0%	35 - 40%
Expected term (years)	10.0	N/A
Risk-free rate	4.6%	2.7 - 4.1%
Expected dividend yield	0.0%	0.0%
Weighted average fair value at grant date	$4.81	$1.00
A summary of equity classified option activity for the fiscal year ended April 28, 2024 is as follows:

	Number of Options (1)	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023, as previously reported	2,284,399	$9.84	6.56	$16,628
Retroactive application of reverse recapitalization	1,938,936	(4.51)	—	$—
Outstanding at April 30, 2023, as previously reported	4,223,335	$5.33	6.56	$16,628
Granted	1,605,234	11.70
Exercised	(47,395)	3.55		$92
Cancelled or expired	(1,089,473)	8.58
Outstanding at April 28, 2024	4,691,701	$6.76	6.43	$—
Exercisable at April 28, 2024	2,495,483	$4.37	4.50
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(1)Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Pinstripes’ stock options for New Pinstripes’ stock options at an exchange ratio of approximately 1.8486 as a result of the Reverse Recapitalization (see Note 3).
The unrecognized expense related to our stock option plan totaled approximately $6,149 as of April 28, 2024 and will be expensed over a weighted average period of 2.03 years.
Restricted Stock Unit Awards
We recorded compensation expense related to RSUs of $207 for fiscal year 2024. We did not grant RSUs prior to fiscal year 2024. On January 19, 2024, non-employee directors received a restricted stock unit award, with the number of shares issued to the director determined by dividing $125,000 by the average of the high and low price of Pinstripes’ common stock on the grant date. The awards vest one year from the grant date. There were no other restricted stock units granted during the fiscal year ended April 28, 2024.

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at April 30, 2023	—	$—
Granted	172,806	4.34
Cancelled or expired	—	—
Vested	—	—
Unvested at April 28, 2024	172,806	$4.34
The unrecognized expense related to our restricted stock units totaled approximately $545 as of April 28, 2024 and will be expensed over a weighted average period of 0.73 years.